Commitments and Contingencies (Narrative) (Details) - CAD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 03, 2019	Nov. 26, 2019	Aug. 21, 2019	Jul. 31, 2020	Apr. 04, 2020	Aug. 01, 2019
Commitments And Contingencies [Line Items]
Onerous contract provision				$ 4,763
Letter of Credit
Commitments And Contingencies [Line Items]
Maximum limit under agreement		$ 6,391	$ 250			$ 2,581
Period of letter of credit		6 months	5 years
Letter of credit annual amortization expense			$ 50
Letter of credit monthly amortization expense		$ 1,000
Surety Bond
Commitments And Contingencies [Line Items]
Maximum limit under agreement	$ 4,500
Percentage of premium of bond	0.30%
Surety amount of CRA deposit					$ 1,657